Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,100,000	$ 2,900,000	$ 1,100,000
Capitalized internal-use software	10,500,000	4,800,000	3,600,000
Share-based compensation capitalized in internal-use software costs	2,476,000	143,000	85,000
Amortization expense of capitalized internal-use software	3,800,000	2,300,000	1,400,000
Carrying value of capitalized internal-use software	13,600,000	6,800,000
Construction in progress	$ 3,500,000	$ 300,000